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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08231

                     Spirit of America Investment Fund, Inc.
               (Exact name of registrant as specified in charter)

                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
               (Address of principal executive offices) (Zip code)

                                Mr. David Lerner
                              SSH Securities, Inc.
                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (516) 390-5565

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2004 - June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

------------------------------------------------------------------------------------------------------------------------------
Spirit of America Real Estate Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Fund's
                                                                                                      Vote For
                                                                                                     or Against
                                                                                                     Proposal,
                                                                                                    or Abstain;
                                                                                                       For or
                                                                         Who Proposed    Whether      Withhold    Whether Vote
Issuer of         Exchange               Shareholder      Summary of        Matter:     Fund Cast    Regarding     Was For or
Portfolio          Ticker                  Meeting          Matter         Issuer /      Vote On    Election of      Against
Security           Symbol      CUSIP#        Date          Voted On       Shareholder     Matter     Directors     Management
------------------------------------------------------------------------------------------------------------------------------
Post Properties      PPS     737464107     05/03/2005    Election of     Issuer         Yes             For            For
Inc.                                                      Directors
------------------------------------------------------------------------------------------------------------------------------
U.S.               USV/TSY   898404108     06/23/2005    Merger with     Issuer         Yes             For            For
Restaurants                                                  CLN
Prop.                                                    Restaurant
------------------------------------------------------------------------------------------------------------------------------
Cornerstone          TCR     21922V102     04/01/2005    Merger with     Issuer         Yes             For            For
                                                           Colonial
------------------------------------------------------------------------------------------------------------------------------
Healthcare REIT      HCN     42217K106     05/05/2005    Election of     Issuer         yes             For            For
                                                          Directors
------------------------------------------------------------------------------------------------------------------------------
Four Seasons         FS      35100E104     3/29/2005     Election of     Issuer         yes             For            For
                                                          Directors
------------------------------------------------------------------------------------------------------------------------------
Trust Street         TSY     898404108     6/23/2005     Election of     Issuer         Yes             For            For
Properties                                                Directors
------------------------------------------------------------------------------------------------------------------------------
Taubman              TCO     876664103     5/18/2005     Director's     Issuer         Yes             For            For
                                                         Stock Plan
------------------------------------------------------------------------------------------------------------------------------
CRT Properties       CRO     22876P109     5/18/2005     Employee      Issuer         Yes             For            For
                                                          Stock plan
------------------------------------------------------------------------------------------------------------------------------
Prime Group          PGE     74158J103     6/28/2005      Approve       Issuer         Yes             For            For
Realty Trust                                             Merger with
                                                         Prime Office
------------------------------------------------------------------------------------------------------------------------------

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
-------------------------------------------------------------------------------------------------------------------------------
Spirit of America Value Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Fund's
                                                                                                       Vote For
                                                                                                      or Against
                                                                                                      Proposal,
                                                                                                     or Abstain;
                                                                                                        For or
                                                                         Who Proposed    Whether      Withhold    Whether Vote
Issuer of         Exchange               Shareholder      Summary of        Matter:     Fund Cast    Regarding     Was For or
Portfolio          Ticker                  Meeting          Matter         Issuer /      Vote On    Election of      Against
Security           Symbol      CUSIP#        Date          Voted On       Shareholder     Matter     Directors     Management
------------------------------------------------------------------------------------------------------------------------------
Capital One          COF     14040H105    4/29/2004      Directors &     Issuer         Yes             For         For Mgmt.
Financial Corp.                                        Stock Incentive
------------------------------------------------------------------------------------------------------------------------------
Colgate-             CL      194162103     5/7/2004     Executive Plan   Issuer &       Yes             For        For Mgmt.;
Palmolive Co.                                              & Golden      Shareholder                                   For
                                                          Parachute                                               Shareholders
------------------------------------------------------------------------------------------------------------------------------
Keycorp              KEY     493267108    5/13/2004      Comp. Plan &    Issuer         Yes             For         For Mgmt.
                                                         Performance
                                                             Plan
------------------------------------------------------------------------------------------------------------------------------
Consolidated         ED      209115104    5/17/2004      Directors &     Issuer         Yes             For         For Mgmt.
Edison Inc.                                                Auditors
------------------------------------------------------------------------------------------------------------------------------
Bank One Corp.       ONE     06423A103    5/25/2004      Merger w/JP     Issuer         Yes             For         For Mgmt.
                                                         Morgan Chase
------------------------------------------------------------------------------------------------------------------------------
Bank of America      BAC     060505104   06/17/2005      Directors &     Issuer &       Yes             For         For Mgmt.
Corp                                                      Charitable     Shareholder
                                                           Contrib.
------------------------------------------------------------------------------------------------------------------------------
Cornerstone          CLP     195872106     2/9/2005      Merger with     Issuer         Yes             For            For
                                                         Cornerstone
------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase      JPM     46625H100    3/22/2005      Election of     Issuer         Yes             For            For
                                                          Directors
------------------------------------------------------------------------------------------------------------------------------
Kimco                KIM     49446R109    2/24/2005      Election of     Issuer         Yes             for            for
                                                           auditors
------------------------------------------------------------------------------------------------------------------------------
US Bancorp           USB     902973304    2/28/2005      Election of     Issuer         Yes             For            for
                                                          Directors
------------------------------------------------------------------------------------------------------------------------------
Medco                MHS     58405U102     4/4/2005      Election of     Issuer         Yes             For            For
                                                          Directors
------------------------------------------------------------------------------------------------------------------------------
Maytag               MYG     578592107    3/14/2005      Election of     Issuer         Yes             For            For
                                                           auditors
------------------------------------------------------------------------------------------------------------------------------
Altria               MO      022095103     3/7/2005    Warrants/voting   Issuer         Yes           Against        Against
------------------------------------------------------------------------------------------------------------------------------
FreeScale            FSL     35687M107    4/29/2005      Election of     Issuer         Yes             For            For
                                                          Directors
------------------------------------------------------------------------------------------------------------------------------
CRT Prop.            CRT     22757R109    3/24/2005      Election of     Issuer         Yes             For            For
                                                          Directors
------------------------------------------------------------------------------------------------------------------------------

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Spirit of America Investment Fund, Inc.


By (Signature and Title)* /s/ David Lerner
                          ----------------------------------------------
                          David Lerner, Principal Executive Officer
                          (Principal Executive Officer)

Date 8/19/05

*Print the name and title of each signing officer under his or her signature.